UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY


                  Investment Company Act File Number 811-21422

                   Lotsoff Capital Management Investment Trust
               (Exact name of registrant as specified in charter)

                              20 North Clark Street
                             Chicago, Illinois 60602
               (Address of principal executive offices) (Zip code)


                               Seymour N. Lotsoff
                           Lotsoff Capital Management
                              20 North Clark Street
                             Chicago, Illinois 60605
                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (312) 368-1442
                                                           --------------

                      Date of fiscal year end: September 30
                                               ------------
                     Date of reporting period: June 30, 2006

ITEM 1.  SCHEDULE OF INVESTMENTS

                  LOTSOFF CAPITAL MANAGEMENT ACTIVE INCOME FUND
                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2006
                                   (UNAUDITED)


                                                                                                 Principal
                                                                                                     Value         Value

 ASSET-BACKED SECURITIES                                                              12.82%
          189848 Asset Backed Securities Corp. Home Equity Loan Trust*
                 7.90%, 11/15/2031                                                                                          $189,993
          117321 Ameriquest Finance NIM Trust
                 5.19%, 6/25/2034                                                                                            117,033
          977684 Capital Auto Receivables Asset Trust*
                 5.28%, 1/15/2008                                                                                            978,613
          558470 CIT Equipment Collateral*
                 5.43%, 1/20/2008                                                                                            558,874
         1500000 Ford Credit Auto Owner Trust*
                 5.21%, 9/15/2008                                                                                          1,500,924
         1268760 Freddie Mac
                 3.35%, 8/15/2023                                                                                          1,235,867
         1037960 GMAC Mortgage Corp Loan Trust*
                 5.43%, 11/25/2035                                                                                         1,038,692
          883766 Lehman Brothers Trust*
                 5.39%, 5/25/2036                                                                                            883,723
           17602 Morgan Stanley ABS Capital*
                 5.40%, 2/25/2035                                                                                             17,611
         1500000 Nelnet Education Loan Funding, Inc.*
                 5.32%, 8/26/2030                                                                                          1,501,493
          200000 Residential Asset Mortgage Products, Inc.
                 3.77%, 2/25/2027                                                                                            198,850
          228397 Residential Asset Mortgage Products, Inc.*
                 5.45%, 6/25/2027                                                                                            228,561
          350000 Residential Asset Securities Corp*
                 5.52%, 5/25/2035                                                                                            350,492
          957963 Washington Mutual *
                 4.07%, 10/25/2033                                                                                           947,014
          425389 WFS Financial Owner Trust
                 3.56%, 9/20/2010                                                                                            423,607
                                                                                                          --------------------------
TOTAL ASSET-BACKED SECURITIES (Cost $10,173,060)                                                                          10,171,347
                                                                                                          --------------------------

U.S. GOVERNMENT AGENCIES                                                              25.12%

         1190887 Federal Home Loan Mortgage Corp. Pool 847248*
                 3.78%, 3/1/2034                                                                                           1,193,509
                 Federal National Mortgage Association
          200751 5.85%, 10/1/2031, Pool 606864*                                                                              201,958
          455445 5.66%, 6/1/2032, Pool 545980*                                                                               460,787
         1077853 3.51%, 12/1/2033, Pool 781082*                                                                            1,085,929
         1493994 4.75%, 5/1/2038, Pool 735476*                                                                             1,485,407
          977197 5.33%, 1/1/2034, Pool 735625*                                                                               997,662
         1473798 2.66%, 9/1/2033, Pool 780833*                                                                             1,472,851
         1443483 4.56%, 7/1/2034, Pool 779722*                                                                             1,438,342
         1494908 3.60%, 11/1/2033, Pool 1B1364*                                                                            1,482,188
          979804 5.79%, 4/1/2032, Pool 847333*                                                                             1,005,550
         1098669 3.45%, 4/1/2034, Pool IB1664*                                                                             1,081,125
          872481 3.41%, 4/1/2034, Pool 781492*                                                                               857,445
         1181740 3.07%, 6/1/2034, Pool 781640*                                                                             1,162,397
         1472878 4.32%, 12/1/2035, Pool 745383*                                                                            1,453,713
         2900000 6.00%, 7/31/2006, TBA                                                                                     2,910,875
         1500000 6.50%, 7/31/2006, TBA                                                                                     1,507,968
           16392 5.47%, 8/1/2036, Pool 345856*                                                                                16,809
          115014 6.04%, 11/1/2038, Pool 545318*                                                                              117,008
                                                                                                          --------------------------
TOTAL U.S. GOVERNMENT AGENCIES (Cost $19,921,549)                                                                         19,931,523
                                                                                                          --------------------------

U.S. GOVERNMENT SECURITIES                                                            44.62%
                 U.S. Treasury Note
         3600000 7.00%, 7/15/2006                                                                                         $3,602,534
         3600000 2.375%, 8/15/2006                                                                                         3,590,158
         5700000 2.50%, 9/30/2006                                                                                          5,665,048
         6700000 6.50%, 10/15/2006                                                                                         6,724,080
         6100000 3.00%, 12/31/2006                                                                                         6,033,522
         4750000 3.125%, 1/31/2007                                                                                         4,692,668
         4200000 4.50%, 2/15/2016                                                                                          3,997,220
          600000 2.625%, 11/15/2006                                                                                          594,399
          500000 2.50%, 10/31/2006                                                                                           495,840
                                                                                                          --------------------------
TOTAL U.S. GOVERNMENT SECURITIES (Cost $35,429,393)                                                                       35,395,469
                                                                                                          --------------------------

COMMERCIAL PAPER                                                                       5.04%
         2000000 American International
                 7/5/2006                                                                                                  1,998,860
         2000000 SOCNAM
                 7/5/2006                                                                                                  1,998,873
                                                                                                          --------------------------
TOTAL COMMERCIAL PAPER (Cost $3,997,733)                                                                                   3,997,733
                                                                                                          --------------------------

DEMAND DEPOSIT                                                                        17.01%
        13498008 UMB Money Market Fiduciary
                      (Cost $13,498,008)                                                                                  13,498,008
                                                                                                          --------------------------


TOTAL INVESTMENTS (Cost $83,019,743)                                                 104.61%                              82,994,080

Liabilities less Other Assets                                                        (4.61)%                             (3,655,164)
                                                                                                          --------------------------

TOTAL NET ASSETS                                                                     100.00%                             $79,338,916
                                                                                                          ==========================



                                                                                                                     Unrealized
                                                                                                 Underlying         Appreciation/
SWAP CONTRACTS                                                         Expiration Date         Notional Value       (Depreciation)
                                                                 ----------------------------------------------------------------

                 Credit default contract with Bear Stearns,              12/20/2010               11,000,000                  0
                 Fund pays quarterly payment of 45 basis
                 points times the notional amount of Dow
                 Jones CDX NA IG Series 5 Index.  Upon
                 a defined credit event, Fund receives
                 notional amount and delivers a defined
                 deliverable obligation.

                 Credit default contract with Lehman Brothers,            6/20/2011               4,000,000               1,235
                 Fund pays quarterly payment of 190 basis
                 points times the notional amount of Dow
                 Jones CDX NA IG Series 6 Index.  Upon
                 a defined credit event, Fund receives
                 notional amount and delivers a defined
                 deliverable obligation.

                 Swap - Interest Rate with Citibank,N.A., the             12/1/2010               1,500,000              45,430
                 Fund pays 4.853% and receives 3 month LIBOR.

                 Swap - Interest Rate with Citibank,N.A., the             3/23/2016               9,600,000             338,534
                 Fund pays 5.242% and receives 3 month LIBOR.

*Floating Rate Security

See accompanying Notes to Schedules of investments.

                   LOTSOFF CAPITAL MANAGEMENT MICRO CAP FUND
                            SCHEDULE OF INVESTMENTS
                                 JUNE 30, 2006
                                  (UNAUDITED)


      Number
     of Shares                                                                                                           Value

                     COMMON STOCK - 96.9%
                     AEROSPACE/DEFENSE - 1.0%
             4,300   HEICO Corp., Class A                                                                        $           101,996
            41,300   Herley Industries, Inc.*                                                                                462,973
             5,450   Innovative Solutions & Support, Inc.*                                                                    76,627
            22,820   The Allied Defense Group, Inc.*                                                                         501,812
                                                                                                                 -------------------
                                                                                                                           1,143,408
                                                                                                                 -------------------

                     AGRICULTURAL PRODUCTS - 0.1%
             3,000   Maui Land & Pineapple Co., Inc.*                                                                        113,400
                                                                                                                 -------------------

                     AIRLINES - 0.4%
            19,500   MAIR Holdings, Inc.*                                                                                    121,095
            23,000   Mesa Air Group, Inc.*                                                                                   226,550
            22,500   Pinnacle Airlines Corp.*                                                                                158,400
                                                                                                                 -------------------
                                                                                                                             506,045
                                                                                                                 -------------------

                     APPAREL - 2.3%
             4,500   Deckers Outdoor Corp.*                                                                                  173,520
            16,500   Delta Apparel, Inc.                                                                                     282,810
            38,800   DHB Industries, Inc.*                                                                                    48,500
            52,400   Hartmarx Corp.*                                                                                         314,400
            21,200   Lakeland Industries, Inc.*                                                                              317,364
            22,800   Perry Ellis International, Inc.*                                                                        577,068
            36,900   Rocky Shoes & Boots, Inc.*                                                                              784,125
            92,400   Unifi, Inc.*                                                                                            267,960
                                                                                                                 -------------------
                                                                                                                           2,765,747
                                                                                                                 -------------------

                     AUTO PARTS & EQUIPMENT - 1.8%
            28,300   Accuride Corp.*                                                                                         352,901
            15,800   Commercial Vehicle Group, Inc.*                                                                         326,744
             8,900   Dorman Products, Inc.*                                                                                  104,842
               900   Miller Industries, Inc.*                                                                                 18,630
            46,300   Noble International, Ltd.                                                                               663,016
            14,700   Spartan Motors, Inc.                                                                                    226,086
             8,300   Strattec Security Corp.*                                                                                413,423
                                                                                                                 -------------------
                                                                                                                           2,105,642
                                                                                                                 -------------------

                     BANKS - 6.1%
             7,600   Banco Latinoamericano de Exportaciones, S.A.                                                            118,788
             7,700   C&F Financial Corp.                                                                                     300,300
            20,300   Center Financial Corp.                                                                                  479,892
             5,010   Columbia Bancorp                                                                                        125,601
             6,500   Community Bancorp, Inc.                                                                                 275,015
            29,800   EuroBancshares, Inc.*                                                                                   288,166
             2,349   First Mutual Bancshares, Inc.                                                                            61,720
             8,600   First National Lincoln Corp.                                                                            143,422
             7,600   First Regional Bancorp*                                                                                 668,800
            13,300   Heritage Commerce Corp.                                                                                 329,707
            22,200   Intervest Bancshares Corp.*                                                                             899,099
             1,661   Macatawa Bank Corp.                                                                                      38,839
             6,700   MainSource Financial Group, Inc.                                                                        116,781
            13,000   MidWestOne Financial Group, Inc.                                                                        250,250
             7,800   Nara Bancorp, Inc.                                                                                      146,250
             8,400   Northrim BanCorp, Inc.                                                                                  210,840
             2,000   Oak Hill Financial, Inc.                                                                                 50,960


            11,700   Oriental Financial Group, Inc.                                                                         $149,292
             5,390   Peoples Bancorp of North Carolina, Inc.                                                                 141,272
             6,700   Placer Sierra Bancshares                                                                                155,373
            17,000   R&G Financial Corp.                                                                                     146,030
             4,908   Republic Bancorp, Inc.                                                                                  101,105
            52,118   Republic First Bancorp, Inc.*                                                                           711,410
            20,800   Southwest Bancorp, Inc.                                                                                 530,400
            10,200   Taylor Capital Group, Inc.                                                                              416,262
             3,084   Virginia Commerce Bancorp, Inc.*                                                                         73,708
             5,300   Washington Banking Co.                                                                                  117,024
            16,500   Wilshire Bancorp, Inc.                                                                                  297,330
                                                                                                                 -------------------
                                                                                                                           7,343,636
                                                                                                                 -------------------

                     BIOTECHNOLOGY - 6.4%
            15,250   Anesiva, Inc.*                                                                                          115,900
            37,000   Arena Pharmaceuticals, Inc.*                                                                            428,460
           135,500   Arqule, Inc.*                                                                                           764,219
            35,400   Avigen, Inc.*                                                                                           183,372
            22,800   Barrier Therapeutics, Inc.*                                                                             149,112
            26,200   BioCryst Pharmaceuticals, Inc.*                                                                         375,446
            41,250   BioSphere Medical, Inc.*                                                                                261,938
            67,100   Cell Genesys, Inc.*                                                                                     336,842
            12,700   Coley Pharmaceutical Group, Inc.*                                                                       146,685
            15,800   Cotherix, Inc.*                                                                                         136,038
           345,300   Curis, Inc.*                                                                                            466,155
            20,200   Cytokinetics, Inc.*                                                                                     127,058
           196,300   EntreMed, Inc.*                                                                                         323,895
            21,000   Enzon Pharmaceuticals, Inc.*                                                                            158,340
            69,700   Exact Sciences Corp.*                                                                                   146,370
            40,800   Gene Logic, Inc.*                                                                                        55,080
            49,500   Genitope Corp.*                                                                                         312,840
            31,200   GenVec*                                                                                                  43,992
            15,900   Halozyme Therapeutics, Inc.*                                                                             42,930
            24,600   Immunogen, Inc.*                                                                                         76,998
            34,800   Incyte Corp.*                                                                                           160,080
            15,000   Kosan Biosciences, Inc.*                                                                                 60,000
            15,300   Lifecell Corp.*                                                                                         473,076
           139,200   Praecis Pharmaceuticals, Inc.*                                                                          423,168
            46,600   Sangamo Biosciences, Inc.*                                                                              274,940
            36,700   Savient Pharmaceuticals, Inc.*                                                                          192,675
           128,200   Sirna Therapeutics, Inc.*                                                                               730,740
            61,400   Sonus Pharmaceuticals, Inc.*                                                                            305,772
           108,900   SuperGen, Inc.*                                                                                         395,307
            18,700   Vical, Inc.*                                                                                            103,785
                                                                                                                 -------------------
                                                                                                                           7,771,213
                                                                                                                 -------------------

                     BUILDING MATERIALS - 0.4%
             2,400   Aaon, Inc.                                                                                               61,584
             7,400   Craftmade International, Inc.                                                                           123,950
             5,000   International Aluminum Corp.                                                                            190,000
            11,700   US Concrete, Inc.*                                                                                      129,285
                                                                                                                 -------------------
                                                                                                                             504,819
                                                                                                                 -------------------

                     CHEMICALS - 1.0%
            12,375   Balchem Corp.                                                                                           278,438
             1,700   NewMarket Corp.                                                                                          83,402
            20,300   Omnova Solutions, Inc.*                                                                                 115,304
            23,700   Penford Corp.                                                                                           400,530
             7,700   Stepan Co.                                                                                              243,166
            31,200   Wellman, Inc.                                                                                           126,048
                                                                                                                 -------------------
                                                                                                                           1,246,888
                                                                                                                 -------------------

                     COMMERCIAL SERVICES - 2.7%
            10,500   ACE Cash Express, Inc.*                                                                                 307,335


             6,800   Albany Molecular Research, Inc.*                                                                   $     72,624
             4,000   AMN Healthcare Services, Inc.*                                                                           81,200
            13,900   Barrett Business Services*                                                                              255,065
            13,500   Cornell Cos., Inc.*                                                                                     207,360
            70,900   Discovery Partners International, Inc.*                                                                 184,340
             7,300   Electro Rent Corp.*                                                                                     116,946
            12,600   Exponent, Inc.*                                                                                         212,940
             5,625   Healthcare Services Group, Inc.                                                                         117,844
            78,100   Hooper Holmes, Inc.                                                                                     238,205
             4,500   ICT Group, Inc.*                                                                                        110,385
             2,100   Kenexa Corp.*                                                                                            66,885
            17,100   Kforce, Inc.*                                                                                           264,879
             2,500   Multi-Color Corp.                                                                                        75,000
            89,900   Newtek Business Services, Inc.*                                                                         150,133
             3,300   Providence Service Corp.*                                                                                89,859
            22,500   Rent-Way, Inc.*                                                                                         166,050
            35,000   Rewards Network, Inc.*                                                                                  285,950
            15,100   Source Interlink Cos., Inc.*                                                                            179,690
             3,500   Team, Inc.                                                                                               87,675
                                                                                                                 -------------------
                                                                                                                           3,270,365
                                                                                                                 -------------------

                     COMPUTERS - 2.5%
            13,200   Ansoft Corp.*                                                                                           270,336
            26,800   Datalink Corp.*                                                                                         139,628
            30,300   Dataram Corp.                                                                                           141,501
             9,000   Digimarc Corp.*                                                                                          55,530
            12,300   Echelon Corp.*                                                                                           92,127
            47,400   InFocus Corp.*                                                                                          135,564
            33,200   Magma Design Automation, Inc.*                                                                          244,020
            35,000   Ness Technologies, Inc.*                                                                                376,250
            27,600   NetScout Systems, Inc.*                                                                                 246,192
             6,200   Optimal Group, Inc.*                                                                                     83,762
            24,950   PAR Technology Corp.*                                                                                   318,612
             5,900   Pomeroy IT Solutions, Inc.*                                                                              42,480
             7,600   SI International, Inc.*                                                                                 233,016
            59,100   SimpleTech, Inc.*                                                                                       221,625
            52,500   Synplicity, Inc.*                                                                                       308,175
             8,000   TechTeam Global, Inc.*                                                                                   73,200
                                                                                                                 -------------------
                                                                                                                           2,982,018
                                                                                                                 -------------------

                     COSMETICS/PERSONAL CARE - 0.5%
            65,600   Parlux Fragrances, Inc.*                                                                                635,664
                                                                                                                 -------------------

                     DISTRIBUTION/WHOLESALE - 1.4%
            18,500   Bell Microproducts, Inc.*                                                                               100,270
             8,700   Global Partners, LP                                                                                     177,741
            16,000   Handleman Co.                                                                                           130,400
            46,600   Huttig Building Products, Inc.*                                                                         377,460
            12,200   Navarre Corp.*                                                                                           60,756
            31,200   Valley National Gases, Inc.                                                                             815,880
                                                                                                                 -------------------
                                                                                                                           1,662,507
                                                                                                                 -------------------

                     DIVERSIFIED FINANCIAL SERVICES - 2.7%
            21,800   Asta Funding, Inc.                                                                                      816,410
             5,600   Delta Financial Corp.                                                                                    55,160
            29,800   Encore Capital Group, Inc.*                                                                             365,646
             2,400   Federal Agricultural Mortgage Corp.                                                                      66,480
            15,000   Franklin Credit Management Corp.*                                                                       116,565
             8,100   Marlin Business Services Corp.*                                                                         182,736
            10,241   Mass Financial Corp.*                                                                                    18,485
             9,000   Nicholas Financial, Inc.                                                                                128,700
             3,500   Stifel Financial Corp.*                                                                                 123,585
            10,900   SWS Group, Inc.                                                                                         262,908
            16,400   United PanAm Financial Corp.*                                                                           498,560


            17,800   World Acceptance Corp.*                                                                          $      632,256
                                                                                                                 -------------------

                                                                                                                           3,267,491
                                                                                                                 -------------------

                     ELECTRICAL COMPONENTS & EQUIPMENT - 0.9%
            35,200   C&D Technologies, Inc.                                                                                  264,704
            27,600   The Lamson & Sessions Co.*                                                                              782,736
                                                                                                                 -------------------
                                                                                                                           1,047,440
                                                                                                                 -------------------

                     ELECTRONICS - 3.5%
             2,400   Frequency Electronics, Inc.                                                                              31,152
             8,200   II-VI, Inc.*                                                                                            150,060
            64,200   Innovex, Inc.*                                                                                          245,244
            37,200   International DisplayWorks, Inc.*                                                                       193,440
             7,900   Keithley Instruments, Inc.                                                                              100,567
            17,100   LeCroy Corp.*                                                                                           245,385
            11,300   LoJack Corp.*                                                                                           213,118
            16,900   Meade Instruments Corp.*                                                                                 41,405
            39,600   Merix Corp.*                                                                                            434,412
            19,200   Novatel, Inc.*                                                                                          655,872
            26,400   NU Horizons Electronics Corp.*                                                                          254,760
            24,700   OSI Systems, Inc.*                                                                                      438,919
             6,700   Planar Systems, Inc.*                                                                                    80,668
            18,100   Sonic Solutions, Inc.*                                                                                  298,650
             9,100   SRS Labs, Inc.*                                                                                          45,409
             9,300   Stoneridge, Inc.*                                                                                        77,190
            31,600   Sypris Solutions, Inc.                                                                                  298,620
            13,400   Technology Research Corp.                                                                                68,206
            20,800   Zygo Corp.*                                                                                             340,912
                                                                                                                 -------------------
                                                                                                                           4,213,989
                                                                                                                 -------------------

                     ENERGY - ALTERNATIVE SOURCES - 0.4%
            22,600   MGP Ingredients, Inc.                                                                                   524,772
                                                                                                                 -------------------


                     ENGINEERING & CONSTRUCTION - 0.5%
             3,100   Infrasource Services, Inc.*                                                                              56,451
            10,241   KHD Humboldt Wedag International, Ltd.                                                                  275,176
            11,200   Michael Baker Corp.*                                                                                    243,040
             2,400   VSE Corp.                                                                                                71,448
                                                                                                                 -------------------
                                                                                                                             646,115
                                                                                                                 -------------------

                     ENTERTAINMENT - 1.8%
            21,300   Bluegreen Corp.*                                                                                        244,098
             1,900   Carmike Cinemas, Inc.                                                                                    40,052
            32,900   Century Casinos, Inc.*                                                                                  352,359
            27,750   Dover Downs Gaming & Entertainment, Inc.                                                                545,010
            34,800   Progressive Gaming International Corp.*                                                                 271,440
             8,000   Steinway Musical Instruments, Inc.*                                                                     196,160
           104,800   Youbet.com, Inc.*                                                                                       506,184
            39,200   Zomax, Inc.*                                                                                             59,976
                                                                                                                 -------------------
                                                                                                                           2,215,279
                                                                                                                 -------------------

                     ENVIRONMENTAL CONTROL - 0.3%
            33,900   TRC Cos., Inc.*                                                                                         356,967
                                                                                                                 -------------------


                     FOOD - 0.8%
            33,700   John B. Sanfilippo & Son, Inc.*                                                                         446,525
             8,400   Nash Finch Co.                                                                                          178,836
            21,000   Tasty Baking Co.                                                                                        197,400
            32,000   The Inventure Group, Inc.*                                                                               92,160
                                                                                                                 -------------------
                                                                                                                             914,921
                                                                                                                 -------------------

                     FOREST PRODUCTS & PAPER - 0.5%
            29,900   Buckeye Technologies, Inc.*                                                                             228,436
            24,400   Pope & Talbot, Inc.                                                                                     152,012
            12,800   Schweitzer-Mauduit International, Inc.                                                                  277,120
                                                                                                                 -------------------



                                                                                                                       $     657,568
                                                                                                                 -------------------

                     GAS - 0.1%
             3,100   Delta Natural Gas Co., Inc.                                                                              75,981
                                                                                                                 -------------------


                     HEALTHCARE - PRODUCTS - 3.6%
             1,150   Atrion Corp.                                                                                             81,639
            11,400   Candela Corp.*                                                                                          180,804
            22,200   Cantel Medical Corp.*                                                                                   316,128
            11,423   Cardiac Science Corp.*                                                                                   90,127
            11,000   Cutera, Inc.*                                                                                           216,920
             7,400   Cynosure, Inc.*                                                                                         105,820
             9,100   Encore Medical Corp.*                                                                                    43,771
            44,900   Endologix, Inc.*                                                                                        158,946
            18,100   Exactech, Inc.*                                                                                         248,875
            33,100   HealthTronics, Inc.*                                                                                    253,215
            12,100   Lifecore Biomedical, Inc.*                                                                              189,970
             7,400   Luminex Corp.*                                                                                          128,686
            22,000   Medical Action Industries, Inc.*                                                                        485,980
            43,200   Merge Technologies, Inc.*                                                                               531,791
             7,050   Meridian Bioscience, Inc.                                                                               175,898
             4,000   Palomar Medical Technologies, Inc.*                                                                     182,520
           133,000   ReGen Biologics, Inc.*                                                                                   91,770
            18,200   Solexa, Inc.*                                                                                           154,700
             6,300   Somanetics Corp*                                                                                        120,330
             6,300   SurModics, Inc.*                                                                                        227,493
             3,001   Vital Signs, Inc.                                                                                       148,640
             4,800   Zoll Medical Corp.*                                                                                     157,248
                                                                                                                 -------------------
                                                                                                                           4,291,271
                                                                                                                 -------------------

                     HEALTHCARE - SERVICES - 1.3%
             7,200   Air Methods Corp.*                                                                                      188,496
            77,200   Allied Healthcare International, Inc.*                                                                  206,896
             7,950   America Service Group, Inc.*                                                                            123,384
             6,600   Bio-Reference Laboratories, Inc.*                                                                       143,616
             3,400   Horizon Health Corp.*                                                                                    70,992
             6,535   National Dentex Corp.*                                                                                  151,612
            19,500   NovaMed, Inc.*                                                                                          131,625
             8,400   Odysssey HealthCare, Inc.*                                                                              147,588
             7,300   Option Care, Inc.                                                                                        87,454
            77,600   PainCare Holdings, Inc.*                                                                                159,080
             7,700   RehabCare Group, Inc.*                                                                                  133,826
                                                                                                                 -------------------
                                                                                                                           1,544,569
                                                                                                                 -------------------

                     HOME BUILDERS - 0.3%
            20,400   Comstock Homebuilding Cos., Inc.*                                                                       129,132
            13,600   Orleans Homebuilders, Inc.                                                                              221,000
                                                                                                                 -------------------
                                                                                                                             350,132
                                                                                                                 -------------------

                     HOME FURNISHINGS - 0.9%
            11,500   Chromocraft Revington, Inc.*                                                                            133,975
             5,300   Flexsteel Industries, Inc.                                                                               68,900
             7,400   Hooker Furniture Corp.                                                                                  124,098
            11,400   Kimball International, Inc.                                                                             224,694
             4,800   MITY Enterprises, Inc.*                                                                                  86,880
            12,300   Stanley Furniture Co., Inc.                                                                             294,831
            10,900   Universal Electronics, Inc.*                                                                            193,039
                                                                                                                 -------------------
                                                                                                                           1,126,417
                                                                                                                 -------------------

                     HOUSEHOLD PRODUCTS/WARES - 0.5%
            21,400   Ennis, Inc.                                                                                             421,152
             9,800   Lifetime Brands, Inc.                                                                                   212,366
                                                                                                                 -------------------
                                                                                                                             633,518
                                                                                                                 -------------------

                     INSURANCE - 5.2%
             5,900   21st Century Holding Co.                                                                                 77,172
                                                                                                                 -------------------


            15,500   Affirmative Insurance Holdings, Inc.                                                           $        242,575
            32,600   AmCOMP, Inc.*                                                                                           343,604
            25,400   American Equity Investment Life Holding Co.                                                             270,764
            21,300   American Safety Insurance Holdings, Ltd.*                                                               351,450
            26,600   Amerisafe, Inc.*                                                                                        330,904
            46,900   Capital Title Group, Inc.                                                                               345,653
           116,500   Ceres Group, Inc.*                                                                                      724,629
            32,200   Direct General Corp.                                                                                    544,824
            22,433   Donegal Group, Inc., Class A                                                                            435,431
             5,867   Donegal Group, Inc., Class B                                                                            107,507
            13,700   EMC Insurnace Group, Inc.                                                                               394,012
             6,200   FPIC Insurance Group, Inc.*                                                                             240,250
             3,710   Investors Title Co.                                                                                     164,093
            70,500   Meadowbrook Insurance Group, Inc.*                                                                      586,560
             3,905   National Atlantic Holdings Corp.*                                                                        36,707
             3,800   NYMAGIC, Inc.                                                                                           110,390
            34,700   Procentury Corp.                                                                                        475,737
            97,300   Quanta Capital Holdings, Ltd.*                                                                          252,007
            15,200   SeaBright Insurance Holdings, Inc.*                                                                     244,872
                                                                                                                 -------------------
                                                                                                                           6,279,141
                                                                                                                 -------------------

                     INTERNET - 4.5%
            69,600   @Road, Inc.*                                                                                            384,192
            47,500   24/7 Real Media, Inc.*                                                                                  417,050
            59,600   ActivIdentity Corp.*                                                                                    271,776
            17,400   Aladdin Knowledge Systems, Inc.*                                                                        354,090
             9,500   Aptimus, Inc.*                                                                                           82,650
             7,600   Blue Coat Systems, Inc.*                                                                                128,136
            44,400   Centillium Communications, Inc.*                                                                        124,764
            12,000   Click Commerce, Inc.*                                                                                   236,760
            24,700   Cryptologic, Inc.                                                                                       598,234
             5,600   eCollege.com, Inc.*                                                                                     118,384
            18,100   ePlus, Inc.*                                                                                            205,073
             4,000   FTD Group, Inc.*                                                                                         54,000
            12,600   Internet Gold-Golden Lines, Ltd.*                                                                        67,032
            18,200   Interwoven, Inc.*                                                                                       156,156
            29,200   Lionbridge Technologies, Inc.*                                                                          161,476
            20,400   LookSmart, Ltd.*                                                                                         66,096
            72,000   Napster, Inc.*                                                                                          221,760
             7,900   PC-Tel, Inc.*                                                                                            67,466
            28,100   Saba Software, Inc.*                                                                                    153,426
            11,400   Secure Computing Corp.*                                                                                  98,040
            66,200   TeleCommunications Systems, Inc.*                                                                       158,218
            14,200   The Knot, Inc.*                                                                                         297,206
             8,700   Trizetto Group, Inc.*                                                                                   128,673
            28,800   Varsity Group, Inc.*                                                                                    117,504
            55,500   Vasco Data Security International*                                                                      463,425
            25,500   WebSideStory, Inc.*                                                                                     311,100
                                                                                                                 -------------------
                                                                                                                           5,442,687
                                                                                                                 -------------------

                     INVESTMENT COMPANIES - 0.4%
            24,800   Medallion Financial Corp.                                                                               321,408
             7,368   Patriot Capital Funding, Inc.                                                                            81,785
             6,399   Technology Investment Capital Corp.                                                                      93,745
                                                                                                                 -------------------
                                                                                                                             496,938
                                                                                                                 -------------------

                     IRON/STEEL - 1.5%
            17,900   Material Sciences Corp.*                                                                                161,637
            18,600   Olympic Steel, Inc.                                                                                     658,254
             4,200   Ryerson, Inc.                                                                                           113,400
            12,800   Shiloh Industries, Inc.*                                                                                192,512
            17,100   Universal Stainless & Alloy*                                                                            500,517
             6,700   Wheeling-Pittsburgh Corp.*                                                                              133,263
                                                                                                                 -------------------


                                                                                                                      $    1,759,583
                                                                                                                 -------------------

                     LEISURE TIME - 0.3%
            21,500   Multimedia Games, Inc.*                                                                                 217,795
            10,100   Navigant International, Inc.*                                                                           161,903
                                                                                                                 -------------------
                                                                                                                             379,698
                                                                                                                 -------------------

                     LODGING - 0.9%
            34,600   Interstate Hotels & Resorts, Inc.*                                                                      321,434
            51,300   Jameson Inns, Inc.*                                                                                     149,796
            12,400   MTR Gaming Group, Inc.*                                                                                 116,312
            30,100   The Sands Regent                                                                                        436,450
                                                                                                                 -------------------
                                                                                                                           1,023,992
                                                                                                                 -------------------

                     MACHINERY - DIVERSIFIED - 1.6%
            18,000   Alamo Group, Inc.                                                                                       378,900
            19,400   Gehl Co.*                                                                                               495,282
            11,800   Hurco Cos., Inc.                                                                                        303,142
             9,300   Intevac, Inc.*                                                                                          201,624
             6,200   Key Technology, Inc.*                                                                                    77,810
             1,400   Middleby Corp.*                                                                                         121,184
            10,500   Twin Disc, Inc.                                                                                         321,405
                                                                                                                 -------------------
                                                                                                                           1,899,347
                                                                                                                 -------------------

                     MEDIA - 0.6%
            47,100   New Frontier Media, Inc.*                                                                               337,707
            15,000   Playboy Enterprises Inc., Class B*                                                                      149,700
            44,200   Regent Communications, Inc.*                                                                            180,778
                                                                                                                 -------------------
                                                                                                                             668,185
                                                                                                                 -------------------

                     METAL FABRICATE/HARDWARE - 1.2%
             9,400   AM Castle & Co.                                                                                         303,150
             6,400   Hawk Corp.*                                                                                              78,656
             1,900   Ladish Co., Inc.*                                                                                        71,193
            19,100   NN, Inc.                                                                                                235,885
             9,300   Northwest Pipe Co.*                                                                                     235,290
            20,500   Sun Hydraulics Corp.                                                                                    425,990
            10,300   Wolverine Tube, Inc.*                                                                                    37,801
                                                                                                                 -------------------
                                                                                                                           1,387,965
                                                                                                                 -------------------

                     MINING - 0.1%
             6,100   Brush Engineered Materials, Inc.*                                                                       127,185
                                                                                                                 -------------------


                     MISCELLANEOUS MANUFACTURING - 1.1%
             3,900   Ameron International Corp.                                                                              261,378
            16,300   GP Strategies Corp.*                                                                                    125,673
            32,200   Lydall, Inc.*                                                                                           296,884
            14,500   Park-Ohio Holdings Corp.*                                                                               250,415
            12,700   PW Eagle, Inc.                                                                                          384,048
                                                                                                                 -------------------
                                                                                                                           1,318,398
                                                                                                                 -------------------

                     OIL & GAS - 2.3%
             7,300   Barnwell Industries, Inc.                                                                               175,054
            29,200   Brigham Exploration Co.*                                                                                230,972
             4,300   Bronco Drilling Co., Inc.*                                                                               89,827
             8,400   Carrizo Oil & Gas, Inc.*                                                                                263,004
             7,700   GMX Resources, Inc.*                                                                                    238,084
            29,500   Harvest Natural Resources, Inc.*                                                                        399,430
            17,000   Meridian Resource Corp.*                                                                                 59,500
            56,500   Petroquest Energy, Inc.*                                                                                693,820
             2,300   PrimeEnergy Corp.*                                                                                      176,985
            35,500   The Exploration Co. of Delaware, Inc.*                                                                  378,430
                                                                                                                 -------------------
                                                                                                                           2,705,106
                                                                                                                 -------------------

                     OIL & GAS SERVICES - 2.0%
            31,200   CE Franklin, Ltd.*                                                                                      452,088
            16,300   Dawson Geophysical Co.*                                                                                 501,551


            25,700   Gulf Island Fabrication, Inc.                                                                    $      515,028
             6,000   Mitcham Industries, Inc.*                                                                                76,620
            10,500   NATCO Group, Inc.*                                                                                      422,100
            13,100   Trico Marine Services, Inc.*                                                                            445,400
                                                                                                                 -------------------
                                                                                                                           2,412,787
                                                                                                                 -------------------

                     PHARMACEUTICALS - 5.2%
            21,500   Able Laboratories, Inc.*                                                                                  1,613
            68,500   Acusphere, Inc.*                                                                                        234,955
            27,300   Akorn, Inc.*                                                                                            108,654
            16,000   Allos Therapeutics, Inc.*                                                                                56,000
            11,700   Anika Therapeutics, Inc.*                                                                               113,256
           129,500   AP Pharma, Inc.*                                                                                        226,625
            62,000   Aradigm Corp.*                                                                                           83,700
            25,275   Avanir Pharmaceuticals, Inc.*                                                                           172,881
            70,800   Biopure Corp.*                                                                                           86,376
             9,000   Bradley Pharmacueticals, Inc.*                                                                           91,800
            11,100   Cardiome Pharma Corp.                                                                                    98,124
            42,300   Collagenex Pharmaceuticals, Inc.*                                                                       506,754
            10,900   Connetics Corp.                                                                                         128,184
            21,400   Draxis Health, Inc.                                                                                      95,016
            17,800   Dyax Corp.*                                                                                              52,332
            66,200   Genta, Inc.*                                                                                            108,568
             6,900   Hi-Tech Pharmacal Co., Inc.*                                                                            114,333
            41,400   Hollis-Eden Pharmaceuticals, Inc.*                                                                      198,306
             5,400   Intrabiotics Pharmaceuticals, Inc.*                                                                      19,440
            44,200   Ista Pharmaceuticals, Inc.*                                                                             319,124
            28,400   La Jolla Pharmaceutical Co.*                                                                            104,228
            18,000   Lannett Co., Inc.*                                                                                      102,420
            12,500   Matrixx Initiatives, Inc.*                                                                              194,500
            29,500   Nabi Biopharmaceuticals*                                                                                169,330
             6,800   Nastech Pharmacuetical Co., Inc.*                                                                       107,440
             5,100   National Medical Health Card Systems, Inc.*                                                              70,380
            12,650   Neogen Corp.*                                                                                           241,868
            13,000   Neurogen Corp.*                                                                                          66,560
            35,000   NexMed, Inc.*                                                                                            21,350
             5,800   Penwest Pharmaceuticals Co.*                                                                            126,614
            17,700   PetMed Express, Inc.*                                                                                   194,169
             8,900   Reliv International, Inc.                                                                                87,932
            18,700   Rigel Pharmaceuticals, Inc.*                                                                            181,951
            11,100   Tanox, Inc.*                                                                                            153,513
            33,000   Taro Pharmaceutical Industries, Ltd.*                                                                   350,130
           278,400   Titan Pharmaceuticals, Inc.*                                                                            595,776
            39,000   ViaCell, Inc.*                                                                                          177,450
           188,800   Vion Pharmaceuticals, Inc.*                                                                             269,984
            55,000   Vivus, Inc.*                                                                                            211,750
                                                                                                                 -------------------
                                                                                                                           6,243,386
                                                                                                                 -------------------

                     PIPELINES - 0.2%
             6,200   Williams Partners, LP                                                                                   195,052
                                                                                                                 -------------------


                     REAL ESTATE - 0.1%
            10,000   Thomas Properties Group, Inc.                                                                           117,600
                                                                                                                 -------------------


                     REAL ESTATE INVESTMENT TRUST - 1.3%
            47,200   Aames Investment Corp.                                                                                  235,528
            22,500   Capital Lease Funding, Inc.                                                                             256,725
            26,000   HomeBanc Corp.                                                                                          206,440
            15,400   Luminent Mortgage Capital, Inc.                                                                         142,604
            50,400   MortgageIT Holdings, Inc.                                                                               607,824
            19,000   New York Mortgage Trust, Inc.                                                                            76,000
                                                                                                                 -------------------
                                                                                                                           1,525,121
                                                                                                                 -------------------




                     RETAIL - 4.3%
            12,400   Allion Healthcare, Inc.*                                                                           $    107,756
            26,500   America's Car-Mart, Inc.*                                                                               538,215
             2,500   Benihana, Inc.*                                                                                          67,850
             5,600   Books-A-Million, Inc.                                                                                    93,408
            41,900   EZCORP, Inc., Class A*                                                                                1,579,211
            26,500   First Cash Financial Services, Inc.*                                                                    523,375
             7,400   GTSI Corp.*                                                                                              47,730
             8,000   Hastings Entertainment, Inc.*                                                                            62,400
             8,200   Movado Group, Inc.                                                                                      188,190
            23,500   Movie Gallery, Inc.                                                                                     145,935
            28,900   PC Connection, Inc.*                                                                                    169,065
             6,500   Rex Stores Corp.*                                                                                        93,275
             8,600   Rush Enterprises, Inc.*                                                                                 156,262
             6,500   Ruth's Chris Steak House, Inc.*                                                                         132,730
             5,000   Smart & Final, Inc.*                                                                                     84,200
            25,800   The Sportman's Guide, Inc.*                                                                             786,900
            52,500   Trans World Entertainment Corp.*                                                                        379,050
                                                                                                                 -------------------
                                                                                                                           5,155,552
                                                                                                                 -------------------

                     SAVINGS & LOANS - 3.8%
             6,400   Benjamin Franklin Bancorp, Inc.                                                                          88,064
            76,832   BFC Financial Corp.*                                                                                    531,677
            15,200   ESB Financial Corp.                                                                                     175,712
             2,600   FirstBank NW Corp.                                                                                       68,276
            35,500   Frankin Bank Corp.*                                                                                     716,745
             7,084   HF Financial Corp.                                                                                      121,136
             6,100   HMN Financial, Inc.                                                                                     212,280
            16,800   ITLA Capital Corp.                                                                                      883,345
            14,600   Matrix Bancorp, Inc.*                                                                                   341,640
             5,000   Monarch Community Bancorp, Inc.                                                                          62,150
            18,500   NASB Financial, Inc.                                                                                    624,745
            20,900   Provident Financial Holdings, Inc.                                                                      627,000
             5,000   Riverview Bancorp, Inc.                                                                                 131,000
                                                                                                                 -------------------
                                                                                                                           4,583,770
                                                                                                                 -------------------

                     SEMICONDUCTORS - 3.3%
             3,400   ADE Corp.*                                                                                              110,466
            56,900   Anadigics, Inc.*                                                                                        382,368
            28,100   California Micro Devices, Inc.*                                                                         112,400
            14,100   Cascade Microtech, Inc.*                                                                                161,586
            11,300   Catalyst Semiconductor, Inc.*                                                                            41,019
            10,100   Cohu, Inc.                                                                                              177,255
             9,000   Emcore Corp.*                                                                                            86,400
            42,400   Hifn, Inc.*                                                                                             262,032
             6,900   Icos Vision Systems, N.V.*                                                                              310,328
            11,600   Intergrated Silicon Solution, Inc.*                                                                      63,916
            57,200   LTX Corp.*                                                                                              400,972
            14,200   MIPS Technologies, Inc.*                                                                                 86,194
             9,100   Monolithic Power Systems, Inc.*                                                                         107,653
            12,100   Nanometrics, Inc.*                                                                                      120,153
            41,600   Pixelworks, Inc.*                                                                                       113,568
             7,500   Portalplayer, Inc.*                                                                                      73,575
            16,000   Richardson Electronics, Ltd.                                                                            117,600
            21,500   Rudolph Technologies, Inc.*                                                                             311,750
             3,600   Supertex, Inc.*                                                                                         143,784
            15,700   Tvia, Inc.*                                                                                              56,520
            46,200   Ultra Clean Holdings, Inc.*                                                                             404,250
             8,800   Virage Logic Corp.*                                                                                      82,632
            42,400   White Electronic Designs Corp.*                                                                         215,392
                                                                                                                 -------------------
                                                                                                                           3,941,813
                                                                                                                 -------------------

                     SHIPBUILDING - 0.3%
            15,000   Todd Shipyards Corp.                                                                                    345,000
                                                                                                                 -------------------


                     SOFTWARE - 3.8%
            87,700   Actuate Corp.*                                                                                   $      354,308
            56,600   Applix, Inc.*                                                                                           417,708
            62,500   Bottomline Technologies, Inc.*                                                                          508,750
             9,300   Captaris, Inc.*                                                                                          43,245
             2,600   Computer Programs & Systems, Inc.                                                                       103,896
            13,300   Concur Technologies, Inc.*                                                                              205,751
            35,800   Concurrent Computer Corp.*                                                                               93,438
             9,600   Digi International, Inc.*                                                                               120,288
            19,900   DocuCorp International, Inc.*                                                                           148,653
            48,800   InPhonic, Inc.*                                                                                         307,440
            20,600   Intervideo, Inc.*                                                                                       201,262
            15,900   LanVision Systems, Inc.*                                                                                 81,885
             6,000   Mantech International Corp.*                                                                            185,160
            16,000   Moldflow Corp.*                                                                                         187,360
            19,500   Neoware, Inc.*                                                                                          239,655
            10,500   Omnicell, Inc.*                                                                                         145,110
            31,400   Packateer, Inc.*                                                                                        356,076
             3,700   PDF Solutions, Inc.*                                                                                     45,917
             9,600   Phase Forward, Inc.*                                                                                    110,592
            15,100   Radica Games, Ltd.                                                                                      154,171
             7,400   Schawk, Inc.                                                                                            129,500
             6,300   Ultimate Software Group, Inc.*                                                                          120,708
            25,300   Unica Corp.*                                                                                            250,470
                                                                                                                 -------------------
                                                                                                                           4,511,343
                                                                                                                 -------------------

                     TELECOMMUNICATIONS - 5.5%
            25,200   Anaren, Inc.*                                                                                           516,348
            11,700   Atlantic Tele-Network, Inc.                                                                             243,711
            15,900   Avici Systems, Inc.*                                                                                     91,902
            48,700   CalAmp Corp.*                                                                                           432,943
            49,300   Carrier Access Corp.*                                                                                   407,711
            14,900   C-COR, Inc.*                                                                                            115,028
            67,800   Channell Commercial Corp.*                                                                              223,740
             8,000   Communications Systems, Inc.                                                                             81,920
             7,100   Consolidated Communications Holdings, Inc.                                                              118,073
             9,100   CT Communications, Inc.                                                                                 208,117
            65,800   Ditech Networks, Inc.*                                                                                  573,775
             3,600   EMS Technologies, Inc.*                                                                                  64,692
            21,600   Globecomm Systems, Inc.*                                                                                160,920
            20,400   Hypercom Corp.*                                                                                         190,740
            38,500   Lightbridge, Inc.*                                                                                      498,575
            24,200   Linktone, Ltd.*                                                                                         143,990
            30,700   Metro One Telecommunications, Inc.*                                                                      20,262
            75,000   Network Equipment Technologies, Inc.*                                                                   235,500
            50,600   Novatel Wireless, Inc.*                                                                                 525,228
            82,700   Optical Communication Products, Inc.*                                                                   166,227
            18,600   Radyne Corp.*                                                                                           211,668
            14,400   Sierra Wireless, Inc.*                                                                                  259,776
            21,300   Sirenza Microdevices, Inc.*                                                                             258,582
            22,400   Sunrise Telecom, Inc.                                                                                    50,400
            30,000   Symmetricom, Inc.*                                                                                      212,100
            16,900   TALK America Holdings, Inc.*                                                                            104,611
             3,500   Tessco Technologies, Inc.*                                                                               70,140
            29,700   Tollgrade Communications, Inc.*                                                                         288,090
            17,100   Tut Systems, Inc.*                                                                                       41,382
            43,900   Westell Technologies, Inc.*                                                                              96,141
             8,900   Wireless Facilities, Inc.*                                                                               24,475
                                                                                                                 -------------------
                                                                                                                           6,636,767
                                                                                                                 -------------------

                     TEXTILES - 0.1%
             8,000   Culp, Inc.*                                                                                              39,120
             8,100   Dixie Group, Inc.*                                                                                      107,649



            16,600   Quaker Fabric Corp.                                                                              $       22,576
                                                                                                                 -------------------

                                                                                                                             169,345
                                                                                                                 -------------------

                     TOYS - 0.0%
             5,900   Lenox Group, Inc.*                                                                                       41,831
                                                                                                                 -------------------


                     TRANSPORTATION - 2.6%
             5,100   B&H Ocean Carriers, Ltd.*                                                                                91,800
            29,700   Celadon Group, Inc.*                                                                                    654,588
             4,300   Dynamex, Inc.*                                                                                           93,783
            18,300   Frozen Food Express Industries*                                                                         201,666
            19,550   Marten Transport, Ltd.*                                                                                 425,017
             3,200   Martin Midstream Partners, LP                                                                            98,496
             8,966   PAM Transportation Services, Inc.*                                                                      259,028
             8,800   PHI, Inc.*                                                                                              292,160
            11,100   SCS Transportation, Inc.*                                                                               305,583
            16,100   USA Truck, Inc.*                                                                                        286,902
            15,900   Vitran Corp., Inc.*                                                                                     373,491
                                                                                                                 -------------------
                                                                                                                           3,082,514
                                                                                                                 -------------------

                     TOTAL COMMON STOCK
                       (Cost $110,166,335)                                                                               116,367,888
                                                                                                                 -------------------


                     EQUITY FUND - 2.0%
            32,900   iShares Russell 2000 Index Fund                                                                       2,365,510
                                                                                                                 -------------------


                     TOTAL EQUITY FUND
                       (Cost $2,281,637)                                                                                   2,365,510
                                                                                                                 -------------------


                     MONEY MARKET FUND - 1.2%
         1,382,780   Federated Prime Obligations Fund                                                                      1,382,780
                                                                                                                 -------------------


                     TOTAL MONEY MARKET FUND
                       (Cost $1,382,780)                                                                                   1,382,780
                                                                                                                 -------------------



                     TOTAL INVESTMENTS - 100.1%
                       (COST $113,830,752)                                                                               120,116,178
                     LIABILITIES LESS OTHER ASSETS - (0.1)%                                                                (155,820)
                                                                                                                 -------------------

                     NET ASSETS - 100.0%                                                                                $119,960,358
                                                                                                                 ===================

* Non-income producing security

See accompanying Notes to Schedules of investments.

                   LOTSOFF CAPITAL MANAGEMENT INVESTMENT TRUST
                        NOTES TO SCHEDULE OF INVESTMENTS
                                  June 30, 2006
                                   (Unaudited)



1.       ORGANIZATION

Lotsoff Capital Management Investment Trust (formerly known as Lotsoff Capital Management Equity Trust, the "Trust") was organized on August 29, 2003 as a Delaware Statutory Trust and is registered under the Investment Company Act of 1940 (the "1940 Act") as a diversified, open-end management investment company. The Trust consists of the Micro Cap Fund and Active Income Fund. The Micro Cap Fund commenced operations on November 7, 2003. The Active Income Fund commenced operations on November 8, 2005.

2.       SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies. The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results may differ from those estimates.

(a) Investment Valuation - Investments in securities traded on a national securities exchange are valued at the last reported sales price on the day of valuation. Securities traded on the Nasdaq National Market or the Nasdaq SmallCap Market (collectively, "Nasdaq-traded securities") are valued at the Nasdaq Official Closing Price ("NOCP"). Exchange-traded securities for which no sale was reported and Nasdaq-traded securities for which there is no NOCP are valued at the mean of the current bid and ask prices on the exchange the security is primarily traded on. Short-term investments are stated at amortized cost, which approximates fair value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Adviser under procedures approved by the Trust's Board of Trustees.

(b) Swaps -- The Active Income Fund may engage in various swap transactions, including forward rate agreements, interest rate, currency, fixed income, index and total return swaps, primarily to manage duration and yield curve risk, or as alternatives to direct investments. Unrealized gains are reported as an asset and unrealized losses are reported as a liability. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps is reported as unrealized gains or losses. A realized gain or loss is recorded upon payment or receipt of a periodic payment or termination of the swap agreements. Swap agreements are stated at fair value. Notional principal amounts are used to express the extent of involvement in these transactions, but the amounts potentially subject to credit risk are much smaller.

         The Active Income Fund may also engage in credit default contracts which involve the exchange of a periodic premium for protection against a defined credit event (such as payment default or bankruptcy). Under the terms of the contract, one party acts as a guarantor receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the contract. The Active Income Fund may enter into credit default contracts in which they or their counterparties act as guarantors. By acting as the guarantor of the contract, the Active Income Fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value.

         Premiums paid to or by the Active Income Fund are accrued daily and included in realized gain (loss) on swaps. The contracts are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the contract. Risks may exceed amounts recognized. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the contracts.

     As of June 30, 2006, the Active Income Fund had outstanding swap agreements as listed on the Schedule of Investments.

(c) Other - The Trust records security transactions based on trade date. Discounts and premiums on securities purchased are amortized over the lives of the respective securities.

3.       FEDERAL INCOME TAX INFORMATION

At June 30, 2006, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

                                       Micro Cap                Active
                                         Fund                Income Fund

Cost of Investments                  $  114,277,354         $  82,994,080
                                     ===============       ==============
Gross Unrealized Appreciation        $   18,558,255         $          --
Gross Unrealized Depreciation           (12,719,431)                   --
                                     ---------------       --------------

Net Unrealized Appreciation
on Investments                       $    5,838,824         $          --
                                     ===============       ==============

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

ITEM 2.  CONTROLS AND PROCEDURES

(a) The registrant's certifying officers have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act") (17 CFR 270.30a-3(c))) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-3(b) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant's last fiscal quarter that materially affected, or are reasonably likely to affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS

Certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2(a)) - Filed as an attachment to this filing.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Lotsoff Capital Management Equity Trust

By:    /s/ Seymour N. Lotsoff
       Seymour N. Lotsoff
       President

Date:  August 22, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Seymour N. Lotsoff
       Seymour N. Lotsoff
       President

Date:  August 22, 2006

By:    /s/ Margaret M. Baer
       Margaret M. Baer
       Secretary and Treasurer

Date:  August 22, 2006